UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/00

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, MS 39216

13F File Number:	28-7122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William A. Womack
Title:	President
Phone:	601-965-0111
Signature, Place, and Date of Signing:
	William A. Womack  	Jackson, MS	February 15, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Entry Total:	$18,038,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF	TITLE	CUSIP		FAIR		SHARES	INVT		SOLE
ISSUER	OF	NUMBER	MARKET	OF PRIN	DISCR		AUTH
		CLASS		VALUE	AMOUNT

Active Power	COM	00504W100	329000.00	15000		sole		15000
Ann Taylor	COM	036115103	449000.00	18000		sole		18000
Atmel		COM	049513104	477000.00	41000		sole		41000
ATS Med	COM	002083103	355000.00	25000		sole		25000
Avanex	COM	05348W109	268000.00	4500		sole		4500
Brinker Intl	COM	109641100	211000.00	5000		sole		5000
California P	COM	13054D109	212000.00	7500		sole		7500
C-Cor.net	COM	125010108	194000.00	20000		sole		20000
Centillium	COM	152319109	111000.00	5000		sole		5000
Chesapeake	COM	165167107	759000.00	75000		sole		75000
Consolidated	COM	857873103	137000.00	19900		sole		19900
Consolidated	COM	210149100	425000.00	40000		sole		40000
Credence	COM	225302108	288000.00	12500		sole		12500
Cree		COM	225447101	355000.00	10000		sole		10000
Datastream	COM	238124101	390000.00	40000		sole		40000
Foundry Net	COM	35063R100	150000.00	10000		sole		10000
Goody's Fam	COM	382588101	360000.00	80000		sole		80000
Gulf Island	COM	402307102	926000.00	50900		sole		50900
Gothic Ener	COM	383482106	402000.00	215000	sole		215000
Inktomi	COM	457277101	509000.00	28500		sole		28500
Independent	COM	45384X108	3000.00	138000	sole		138000
Insight Ent	COM	45765U103	538000.00	30000		sole		30000
Intel		COM	458140100	227000.00	7500		sole		7500
Intrusion.com	COM	46121E106	105000.00	22000		sole		22000
IXL Enterp	COM	450718101	15000.00	15000		sole		15000
Legg Mason	COM	524901105	273000.00	5000		sole		5000
Luminex	COM	55027E102	367000.00	14100		sole		14100
Mastec		COM	576323109	420000.00	21000		sole		21000
McDermott	COM	580037109	987000.00	91800		sole		91800
Mercantile	COM	587405101	432000.00	10000		sole		10000
Nasdaq		COM	631100104	146000.00	2500		sole		2500
Newport	COM	651824104	314000.00	4000		sole		4000
Nokia		COM	654902204	435000.00	10000		sole		10000
Oceaneering	COM	675232102	750000.00	38600		sole		38600
Palm		COM	696642107	283000.00	10000		sole		10000
Pinnacle Hold	COM	72346N101	1042000.00	115000	sole		115000
Puma Tech	COM	745887109	42000.00	10000		sole		10000
Qualcomm	COM	747525103	658000.00	8000		sole		8000
Ross Stores	COM	778296103	827000.00	49000		sole		49000
Shopko 	COM	824911101	294000.00	58800		sole		58800
Stein Mart	COM	858375108	858375108	63000		sole		63000
Terex		COM	880779103	387000.00	23900		sole		23900
Triquint Semi	COM	89674K103	319000.00	7300		sole		7300
World Access	COM	98141A101	84000.00	35000		sole		35000
Worldcom	COM	98157D106	770000.00	55000		sole		55000
Wit Sound	COM	977383108	237000.00	66000		sole		66000
Zixit 		COM	98974P100	44000.00	5000		sole		5000

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